Annual Fund Operating Expenses	Apr. 29, 2025
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 05, 2027
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.19%	[1]
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.10%	[2]
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	0.85%	[2]
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.24%	[3]
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.21%
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.94%	[4]
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.13%	[5]
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.06%
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%

[1]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[2]	Pursuant to an operating expense limitation agreement between Heartland Advisors, Inc. (“Heartland Advisors”) and Heartland, on behalf of the Fund, Heartland Advisors has agreed to waive its management fees and/or pay expenses of the Fund to ensure that the Fund’s total annual fund operating expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses, or extraordinary expenses) do not exceed 1.10% of the Fund’s average daily net assets for the Investor Class Shares and 0.85% for the Institutional Class Shares through at least April 5, 2027, and subject to the annual renewal of the agreement by the Board of Directors thereafter. This operating expense limitation agreement can be terminated only with the consent of the Board of Directors.
[3]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.
[4]	Heartland Advisors has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.
[5]	Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.